Stock Options (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options beginning balance	9,189,000
Stock options exercised during the period	1,758,820
Options forfeited	1,766,000
Stock options ending balance	8,737,000	9,189,000
Stock Options Transactions Weighted Average Price Per Share [Roll Forward]
Weighted average price per share beginning balance	$ 52.63
Granted	83.89
Exercised	42.55
Forfeited	60.99
Weighted average price per share ending balance	$ 63.96	$ 52.63
Share-based Compensation Arrangement by Share-based Payment Awards, Option, Vested and Expected to Vest [Abstract]
Weighted average exercise price		$ 52.63
Fully Vested Options (Abstract)
Cash received from exercise of stock options	$ 76,093,000	$ 98,523,000	$ 102,418,000
Intrinsic value of options exercised	73,886,000	47,396,000	52,203,000
Tax benefit received from exercise of stock options	$ 18,073,000	$ 8,529,000	$ 8,882,000
Common Stock, No par value [Member]
Share-based Compensation Arrangement by Share-based Payment Awards, Option, Vested and Expected to Vest [Abstract]
Number of options	1,611,000
Weighted average exercise price	$ 47.7
Aggregate intrinsic value	$ 59,494,000